Lease liability - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities	$ 4,013	$ 3,322
Deferred gain on finance lease liability	$ 485	$ 902
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	2.95%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	8.56%